Deposits and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deposits and Other Current Assets [Abstract]
Schedule of deposits and other current assets
	2022	2021
Deposits
Deposits for research and development, prototype parts and other	$23,617	$54,990
Deposits for Future Work	3,187	8,380
Total deposits	$26,804	$63,370

Other current assets
Prepaid expenses	$14,437	$11,119
Other current assets	6,650	2,291
Total other current assets	$21,087	$13,410